Notes Payable - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Agreement	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Bank acceptances total amount	$ 21,402	$ 14,734
Bankers Acceptance
Debt Instrument [Line Items]
Number of agreements | Agreement	2
Bank acceptances total amount	$ 9,670
Security deposit in bank account	4,835
Land use rights carrying value	$ 7,976